Financial instruments by categories (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Gain on derivative financial instruments	R$ 4,228	R$ 1,308	R$ 0
Gain on derivative warrants liabilities	R$ 25,387	R$ 0	R$ 0